LEGG MASON OPPORTUNITY TRUST,
                  a series of Legg Mason Investment Trust, Inc.

                    Supplement dated November 5, 2002 to the
              Statement of Additional Information dated May 1, 2002

     The tables of directors and officers, their share ownership, and their compensation found in the "Management of the Fund" section beginning on Page 30 of the Statement of Additional Information ("SAI") are replaced in their entirety with the following. You should retain this Supplement with your SAI for future reference.

                                    * * * * *

     The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

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                                               Term of
                                              Office and     Number of
                             Position(s)      Length of    Funds in Fund         Other
      Name and Age          Held With Fund   Time Served      Complex        Directorships            Principal Occupation(s)
                                                 (1)          Overseen           Held               During the Past Five Years
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INDEPENDENT DIRECTORS:
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

Gilmore, Richard G.        Director          Since 1999    Director/       None               Retired.  Trustee of Pacor Settlement
Age 75                                                     Trustee of                         Trust, Inc. since 1990. Formerly:
                                                           all Legg                           Director of CSS Industries, Inc.
                                                           Mason funds                        (diversified holding company that
                                                           consisting of                      makes seasonal decorative products);
                                                           23 portfolios.                     Senior Vice President, Chief Financial
                                                                                              Officer and Director of PECO Energy
                                                                                              Co., Inc. (now Exelon Corporation).
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Lehman, Arnold L.          Director          Since 1999    Director/       None               Director of The Brooklyn Museum of Art
Age 58                                                     Trustee of                         since 1997.  Formerly: Director of The
                                                           all Legg                           Baltimore Museum of Art (1979-1997).
                                                           Mason funds
                                                           consisting of
                                                           23 portfolios.
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Masters, Robin J.W.        Director          Since 2002    Director/       None               Retired.  Director of The Family
Age 46                                                     Trustee of                         Learning Centre (non-profit) since
                                                           all Legg                           1996; Director of Bermuda SMARTRISK
                                                           Mason funds                        (non-profit) since 2001.  Formerly:
                                                           consisting of                      Chief Investment Officer of ACE
                                                           23 portfolios.                     Limited (insurance).
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McGovern, Jill E.          Director          Since 1999    Director/       None               Chief Executive Officer of The Marrow
Age 58                                                     Trustee of                         Foundation since 1993.  Formerly:
                                                           all Legg                           Executive Director of the Baltimore
                                                           Mason funds                        International Festival (1991 - 1993);
                                                           consisting of                      Senior Assistant to the President of
                                                           23 portfolios.                     The Johns Hopkins University
                                                                                              (1986-1990).
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

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                                               Term of
                                              Office and     Number of
                             Position(s)      Length of    Funds in Fund         Other
      Name and Age          Held With Fund   Time Served      Complex        Directorships            Principal Occupation(s)
                                                 (1)          Overseen           Held               During the Past Five Years
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Mehlman, Arthur S.         Director          Since 2002    Director/       None               Retired.  Director of Maryland
Age 60                                                     Trustee of                         Business Roundtable for Education
                                                           all Legg                           (non-profit); Director of University
                                                           Mason funds                        of Maryland Foundation (non-profit);
                                                           consisting of                      Director of University of Maryland
                                                           23 portfolios.                     College Park Foundation (non-profit)
                                                                                              since 1998.  Formerly:  Partner, KPMG
                                                                                              LLP (international accounting firm).
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O'Brien, G. Peter          Director          Since 1999    Director/       Director of the    Trustee of Colgate University and
Age 56                                                     Trustee of      Royce Family of    President of Hill House, Inc.
                                                           all Legg        Funds consisting   (residential home care).  Formerly:
                                                           Mason funds     of 17              Managing Director, Equity Capital
                                                           consisting of   portfolios;        Markets Group of Merrill Lynch & Co.
                                                           23 portfolios.  Director of        (1971-1999).
                                                                           Renaissance
                                                                           Capital
                                                                           Greenwich Funds;
                                                                           Director of
                                                                           Pinnacle
                                                                           Holdings, Inc.
                                                                           (wireless
                                                                           communi-cations).
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Rowan, S. Ford             Director          Since 2002    Director/       None               Consultant, Rowan & Blewitt Inc.
Age 59                                                     Trustee of                         (management consulting); Adjunct
                                                           all Legg                           Professor, George Washington
                                                           Mason funds                        University since 2000; Director of
                                                           consisting of                      Santa Fe Institute (scientific
                                                           23 portfolios.                     research institute) since 1999 and
                                                                                              Annapolis Center for Science-Based
                                                                                              Public Policy since 1995.
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INTERESTED DIRECTORS:
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Curley Jr., John F.        Chairman and      Since 1999    Chairman and    None               Director and/or officer of various
Age 63                     Director                        Director/                          Legg Mason affiliates.  Formerly:
                                                           Trustee of                         Vice Chairman and Director of Legg
                                                           all Legg                           Mason, Inc. and Legg Mason Wood
                                                           Mason funds                        Walker, Incorporated; Director of Legg
                                                           consisting of                      Mason Fund Adviser, Inc. and Western
                                                           23 portfolios.                     Asset Management Company (each a
                                                                                              registered investment adviser).
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                                               Term of
                                              Office and     Number of
                             Position(s)      Length of    Funds in Fund         Other
      Name and Age          Held With Fund   Time Served      Complex        Directorships            Principal Occupation(s)
                                                 (1)          Overseen           Held               During the Past Five Years
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Fetting, Mark R. (2)       President and     Since 2001    Director/       Director of the    Executive Vice President of Legg
Age 47                     Director                        Trustee of      Royce Family of    Mason, Inc., director and/or officer
                                                           all Legg        Funds consisting   of various other Legg Mason affiliates
                                                           Mason funds     of 17 portfolios.  since 2000.  Formerly: Division
                                                           consisting of                      President and Senior Officer of
                                                           23 portfolios.                     Prudential Financial Group, Inc. and
                                                                                              related companies, including fund
                                                                                              boards and consulting services to
                                                                                              subsidiary companies from 1991 to
                                                                                              2000; Partner, Greenwich Associates;
                                                                                              Vice President, T. Rowe Price Group,
                                                                                              Inc.
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Murphy, Jennifer W.        Director          Since 1999    Director of     None               Chief Operations Officer of LMM LLC
Age 37                                                     one Legg                           since 1999; Senior Vice President,
                                                           Mason fund                         COO, CFO and Director of Legg Mason
                                                           consisting of                      Funds Management, Inc. since 1998.
                                                           one portfolio.                     Formerly:  Director of Special
                                                                                              Projects, Legg Mason, Inc. 1995-1998.
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EXECUTIVE OFFICERS:
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Duffy, Marc R. (2)         Vice President    Since 2000    Vice            None               Vice President and Secretary of Legg
Age 44                     and Secretary                   President and                      Mason Fund Adviser, Inc. since 2000;
                                                           Secretary of                       Associate General Counsel of Legg
                                                           all Legg                           Mason Wood Walker, Incorporated since
                                                           Mason funds                        1999.  Formerly: Senior Associate,
                                                           consisting of                      Kirkpatrick & Lockhart LLP (1996
                                                           23 portfolios.                     -1999); Senior Counsel, Securities and
                                                                                              Exchange Commission, Division of
                                                                                              Investment Management (1989 -1995).
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Karpinski, Marie K.        Vice President    Since 1999    Vice            None               Vice President and Treasurer of Legg
Age 53 (2)                 and Treasurer                   President and                      Mason Fund Adviser, Inc. and Western
                                                           Treasurer of                       Asset Funds, Inc.; Treasurer of
                                                           all Legg                           Pacific American Income Shares, Inc.
                                                           Mason funds                        and Western Asset Premier Bond Fund.
                                                           consisting of
                                                           23 portfolios.
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

     (1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

     (2) Officers of the Corporation are interested persons as defined in the 1940 Act.

     Mr. Curley, Ms. Murphy and Mr. Fetting are considered to be interested persons of the Corporation, as defined in the 1940 Act, on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company.

     The following table shows each director's ownership of shares of the fund and of all the Legg Mason funds served by the director as of December 31, 2001:

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                             Dollar Range of Equity     Aggregate Dollar Range
                                 Securities in Legg           of Shares in the
Name of Director            Mason Opportunity Trust           Legg Mason Funds
                                                             Owned by Director
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Curley Jr., John F.                            None             Over $100,000
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Fetting, Mark R. *                             None                      None
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Gilmore, Richard G.               $10,000 - $50,000             Over $100,000
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Lehman, Arnold L.                     Over $100,000             Over $100,000
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Masters, Robin J.W.                            None                      None
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McGovern, Jill E.                              None             Over $100,000
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Mehlman, Arthur S.                             None                      None
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Murphy, Jennifer W.                   Over $100,000             Over $100,000
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O'Brien, G. Peter                     Over $100,000             Over $100,000
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Rowan, S. Ford *                               None                      None
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     *    As of August 9, 2002, the aggregate  dollar range of Mr. Fetting's and
          Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

     Officers and directors who are interested persons of the Corporation (as defined in the 1940 Act) receive no salary or fees from the Corporation. Each director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Corporation as of December 31 of the previous year.

     The  following  table  provides   certain   information   relating  to  the
compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

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                                             Aggregate    Total Compensation
                                          Compensation      from Corporation
Name of Person and Position           From Corporation *    and Fund Complex
                                                           Paid to Directors **
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John F. Curley, Jr. -                            None                   None
Chairman of the Board and Director
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Mark R. Fetting - Director                       None                   None
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Richard G. Gilmore - Director                  $3,000                $43,200
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Arnold L. Lehman - Director                    $3,000                $43,200
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Robin J.W. Masters - Director ****               None                   None
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Jill E. McGovern - Director                    $3,000                $43,200
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Arthur S. Mehlman - Director ****                None                   None
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G. Peter O'Brien - Director ***                $3,000                $47,975
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S. Ford Rowan - Director ****                    None                   None
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*    Represents  compensation  paid to the  directors  for the fiscal year ended
     December 31, 2001.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce funds, consisting of 17 portfolios.

**** Elected to the board of the Corporation on October 30, 2002.


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